Investment securities - Mortgage-backed and asset-backed securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Mortgage-backed and Asset-backed Securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	$ 959.9	$ 1,010.3	$ 1,165.9
Mortgage-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	484.5	596.7	698.1
Agency
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	279.0	436.3	452.7
Fair value increase (decrease) on reclassification within subcategories	39.7
Government National Mortgage Association
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	57.2	60.5	77.3
Federal National Mortgage Association
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	159.8	204.2	287.2
Federal Home Loan Mortgage Corporation
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	62.0	171.6	88.2
Non-agency
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	205.5	160.4	245.4
Fair value increase (decrease) on reclassification within subcategories	(39.7)
Residential mortgage-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	57.2	39.6	16.8
Commercial mortgage-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	148.3	120.8	228.6
Asset-backed securities
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	475.4	413.6	467.8
Credit Card Receivables
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	53.0	12.7	99.1
Vehicle Receivables
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	314.6	91.9	260.6
Other
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	107.8	309.0	$ 108.1
collateralized loan obligations
Total mortgage and asset backed securities held at fair value
Total mortgage and asset-backed securities held at fair value	$ 0.0	$ 249.2